PROPERTY, PLANT AND EQUIPMENT, Right-of-use Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	$ 1,953,218	$ 2,297,903
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(344,685)	(344,686)
Other Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	518,778	610,326
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(91,549)	(91,549)
Compressor Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	1,287,986	1,515,277
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(227,292)	(227,292)
Other Technical Installations [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	146,454	172,300
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	$ (25,844)	$ (25,845)